Financial liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Financial liabilities
Schedule of interest-bearing liabilities

in EUR k	Dec 31, 2019	Jun 30, 2020
Non‑current liabilities
Non‑current portion of secured bank loans	968	567
Municipal loans	610	—
Total non‑current loans	1,578	567
Lease liabilities	18,069	18,948
Total non‑current liabilities	19,647	19,515

Current liabilities
Current portion of secured bank loans	802	802
Other bank loans	—	438
Bank overdrafts	2,636	3,127
Municipal loans	250	—
Total current loans	3,688	4,367
Current portion of lease liabilities	3,635	3,411
Total current liabilities	7,323	7,778

Total non‑current and current liabilities	26,970	27,293

Schedule of outstanding interest-bearing liabilities

				Dec 31, 2019		Jun 30, 2020
		Nominal		Nominal	Carrying	Nominal	Carrying
in EUR k	Currency	interest rate	Maturity	amount	amount	amount	amount
Secured bank loan	EUR	3.95%	2018‑25	1,770	1,770	1,369	1,369
Other bank loan	USD	1%	2020-22	—	—	438	438
Municipal loan	EUR	8.25%; plus 1.5% profit-related; 0.75% on losses	2018-23	500	500	—	—
Municipal loan	EUR	8%; plus 1.5% profit-related; 0.75% on losses	2021	360	360	—	—
Bank overdrafts	EUR	4.46%	2022	476	476	478	478
Bank overdrafts	EUR	3.75%	Rollover	2,160	2,160	2,346	2,346
Bank overdrafts	EUR	3.59%	Rollover	—	—	303	303
Lease liabilities	EUR	2.1%-3.5%*, 5.4%-8.9%	2017-31	21,704	21,704	22,359	22,359
Total interest‑bearing financial liabilities				26,970	26,970	27,293	27,293

*     represents the incremental borrowing rate of the Group at the commencement of the leases

Schedule of trade payables and other liabilities

in EUR k	Dec 31, 2019	Jun 30, 2020
Trade payables	8,554	8,828
Government grants (deferred income)	11,289	10,959
Liability for Virtual Stock Option Program	2,769	2,766
Contract liabilities	3,748	3,800
Others	5,258	7,666
Trade payables and other liabilities	31,618	34,019
Non‑current	9,941	9,575
Current	21,677	24,444